Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes
December 31, 2020
Convertible notes, current portion	$21,540
Debt discount recognized	(4,884)
Debt discount amortized	1,704
Net convertible notes, current portion	$18,360